February 16, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	City National Rochdale Funds (File Nos. 333–16093 and 811–07923) Filing Pursuant to Rule 497

Ladies and Gentlemen:

On behalf of City National Rochdale Funds, a Delaware statutory trust (the “Trust”), we are filing pursuant to Rule 497 under the Securities Act of 1933, revised information regarding the Trust’s City National Rochdale Emerging Markets Fund in interactive data format.

Please call the undersigned at (714) 830-0679 with any comments or questions relating to the filing.

Sincerely,

/s/ Laurie A. Dee

Laurie A. Dee

Morgan, Lewis & Bockius llp

600 Anton Boulevard
Suite 1800
Costa Mesa, CA 92626-7653	+1.213.680.6400
United States	+1.213.612.2501